Condensed Consolidated Income Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Interest and similar income	£ 5,780	£ 6,279
Interest expense and similar charges	(3,586)	(4,175)
Net interest income	2,194	2,104
Fee and commission income	363	370
Fee and commission expense	(219)	(242)
Net fee and commission income	144	128
Other operating income	13	63
Total operating income/(expense)	2,351	2,295
Operating expenses before credit impairment charges, provisions and charges	(1,252)	(1,279)
Credit impairment charges	(105)	(61)
Provisions for other liabilities and charges	(248)	(142)
Total credit impairment charges, provisions and charges	(353)	(203)
Profit before tax	746	813
Tax on profit	(195)	(213)
Profit after tax attributable to equity holders of the parent	£ 551	£ 600